Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Dry Dock And Special Survey Costs Net
Balance January 1,	$ 912	$ 1,594	$ 779
Additions	266	253	1,068
Amortization of special survey costs	(384)	(406)	(253)
Transfer to vessels held for sale		(529)
Balance December 31,	$ 794	$ 912	$ 1,594